COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

March 2, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the “Registrant”)

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund,

Columbia AMT-Free Intermediate Muni Bond Fund,

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

Columbia AMT-Free New York Intermediate Muni Bond Fund

Columbia California Tax-Exempt Fund

Columbia Global Technology Growth Fund

Columbia New York Tax-Exempt Fund

Columbia Strategic Income Fund

Post-Effective Amendment No. 221

File No. 002-99356 /811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 221 (Amendment). This Amendment was filed electronically on February 27, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I